Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue
Commission income	$ 4,235,781	$ 2,323,730	$ 9,710,334	$ 7,297,146
Total revenue	4,235,781	2,323,730	9,710,334	7,297,146
Operating expenses
Commission expense	904,156	529,472	2,427,294	1,569,752
Salaries and wages	2,082,175	918,545	4,672,988	3,654,284
General and administrative expenses	2,453,070	1,004,401	3,589,221	4,205,797
Marketing and advertising	587,022	23,079	325,838	168,778
Depreciation and amortization	607,525	333,088	1,607,313	1,325,337
Total operating expenses	6,633,948	2,808,585	12,622,654	10,923,948
Loss from operations	(2,398,167)	(484,855)	(2,912,320)	(3,626,802)
Other expense, net	(107,797)	(129,071)	(533,337)	(563,287)
Recognition and change in fair value of warrant commitment			(17,652,808)
Recognition and change in fair value of warrant liabilities	11,845,964
Gain on extinguishment of debt				508,700
Total other income (expense)	11,738,167	(129,071)	(18,186,145)	(54,587)
Net income (loss)	$ 9,340,000	$ (613,926)	$ (21,098,465)	$ (3,681,389)
Basic and diluted loss per share			$ (2.09)	$ (0.88)
Weighted average number of shares outstanding			10,097,052	4,183,625
Basic earnings (loss) per share	$ 0.13	$ (0.08)		$ (0.88)
Diluted earnings (loss) per share	$ (0.42)	$ (0.08)
Weighted average number of shares outstanding - Basic	18,225,241	7,542,377
Weighted average number of shares outstanding - Diluted	23,599,275	7,542,377